Loans and Advances to Banks - Additional Information - Parent (Detail) - GBP (£)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Santander UK Group Holdings plc [member]
Disclosure of loans and advances to banks [line items]
Impairment losses	£ 0	£ 0